Summary of significant accounting policies - Property, plant and equipment useful lives (Details)	11 Months Ended
Dec. 31, 2019
Laboratory equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful Lives	2 years
Laboratory equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful Lives	10 years
Office and IT equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful Lives	3 years
Office and IT equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful Lives	5 years